Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Note 8. Goodwill
Changes in the carrying amount of goodwill for the periods presented in the accompanying consolidated financial statements are as follows (in thousands):

Balance as of December 31, 2020	$200,624
Goodwill acquired (1)	152,421
Effect of currency translation remeasurement	(6,627)

Balance as of December 31, 2021	$346,418
Goodwill acquired (2)	20
Effect of currency translation remeasurement	(36,544)

Balance as of December 31, 2022	$309,894

(1)	Includes a working capital adjustment of $1.1 million in the fourth quarter of fiscal year 2021 for the Second Spectrum acquisition
(2)	Working capital adjustment in the first quarter of fiscal year 2022 for the FanHub acquisition
For the year ended December 31, 2021, the carrying amount of goodwill increased by $20.5 million due to the FanHub acquisition, $101.4 million due to the Second Spectrum acquisition, and $30.5 million due to the Spirable acquisition. (See Note 3 –
Business Combinations.
)
No impairment of goodwill was recognized for the years ended December 31, 2022, 2021 and 2020.